Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs

The following table summarizes the activity related to the restructuring reserves and expenses for the three months ended March 31, 2020.

Balance as of December 31, 2019	$9,506
Expenses recorded	7,754
Payments made	(6,647)
Balance as of March 31, 2020	$10,613

Balance as of December 31, 2018	$—
Expenses recorded	15,670
Payments made	(6,323)
Foreign currency translation	159
Balance as of December 31, 2019	$9,506